Earnings (Loss) Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings per share
The following table reflects the income (loss) and share data used in the basic and diluted EPS calculations:

	Year Ending December 31,
	2021	2020	2019
Loss for the year attributable to Equity holders of the parent (basic and diluted)	$(117,741)	$(113,926)	$(20,765)
Weighted average number of ordinary shares (basic and diluted)	5,042,885	4,853,668	4,829,625

Loss per share basic and diluted	$(23.35)	$(23.47)	$(4.30)